Information by Industry Segment (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net sales	$ 806,000	$ 299,000	$ 1,296,613	$ 1,388,899	$ 1,474,612
Operating Income (Loss)	(56,000)	(47,000)	(174,717)	33,900	(32,370)
Depreciation, amortization, and depletion	57,000	26,000	90,897	104,730	118,178
Capital Spending	9,000	16,000	41,963	40,660	59,909
Paper segment
Segment Reporting Information [Line Items]
Net sales	748,000	263,000	1,135,962	1,232,800	1,333,796
Operating Income (Loss)	(44,000)	(51,000)	(193,667)	12,360	(41,585)
Depreciation, amortization, and depletion	51,000	21,000	75,572	86,605	100,178
Capital Spending	7,000	13,000	32,338	34,908	60,234
Pulp segment
Segment Reporting Information [Line Items]
Net sales	63,000	36,000	160,651	156,099	140,816
Operating Income (Loss)	(12,000)	4,000	18,950	21,540	9,215
Depreciation, amortization, and depletion	6,000	5,000	15,325	18,125	18,000
Capital Spending	2,000	3,000	9,625	5,752	(325)
Intersegment Eliminations
Segment Reporting Information [Line Items]
Net sales	(5,000)	0
VERSO PAPER HOLDINGS LLC
Segment Reporting Information [Line Items]
Net sales	806,000	299,000	1,296,613	1,388,899	1,474,612
Depreciation, amortization, and depletion	57,000	26,000	90,897	104,730	118,178
Capital Spending	$ 9,000	$ 16,000	$ 41,963	$ 40,660	$ 59,909